Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions

NOTE 12: RELATED PARTY TRANSACTIONS

Effective June 23, 2010, the Company entered into the Support Services Agreement with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $187,500 for each of the four calendar quarters following the effective date of the Support Services Agreement and $125,000 for each of the four calendar quarters thereafter in exchange for certain support services during such periods. The Support Services Agreement expired on June 30, 2012. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 86.5% of the Company’s common stock as of June 30, 2012.

On January 17, 2012, the Company entered into the LSGC Letter Agreement with LSGC Holdings pursuant to which it agreed to the Repurchase Obligation. Pursuant to the LSGC Letter Agreement, the Company agreed to pay Pegasus IV a fee of $250,000 for expenses incurred by Pegasus IV and its affiliates related to the these transactions. This fee was recognized as interest expense over the life of the Series G Units. For the three and six months ended June 30, 2012, the Company recognized interest expense of $227,000 and $250,000, respectively, due to the conversion of the Series G Preferred Units into Series H and I Preferred Stock. For the three and six months ended June 30, 2011, the Company recognized interest expense of $43,000 related to the advance on the Company’s former Chief Executive Officer and Chairman of the Board, Zachary Gibler’s, key-man life insurance from Holdings II. In addition, during the three months ended June 30, 2012, and 2011, the Company recorded $125,000 and $188,000, respectively, of management fees pursuant to the Support Services Agreement. For the six months ended June 30, 2012, the Company recorded $250,000 and $375,000, respectively, of management fees pursuant to the Support Services Agreement.

On May 25, 2012, the Company entered into a new Support Services Agreement (“2012 Support Services Agreement”) with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $125,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The 2012 Support Services Agreement expires upon the earlier of: (i) June 30, 2017, (ii) a Change of Control or (iii) a QPO. During the first 30 days of any calendar quarter, the Company has the right to terminate the 2012 Support Services Agreement, effective immediately upon written notice to Pegasus Capital.

On May 25, 2012, the Company entered into the Riverwood Support Services Agreement with Riverwood Holdings, pursuant to which the Company agreed to pay Riverwood Holdings $20,000 for the period from May 25, 2012 through June 30, 2012 and thereafter $50,000 for each calendar quarter beginning on July 1, 2012, in exchange for certain support services during such periods. The Riverwood Support Services Agreement expires upon the earlier of: (i) May 25, 2022, (ii) such date that Riverwood Management and/or its affiliates directly or indirectly beneficially own less than 37.5% of the shares of Series H Preferred Stock purchased pursuant to the Preferred Offering, on an as-converted basis (together with any shares of common stock issued upon conversion thereof); (iii) such date that the Company and Riverwood may mutually agree in writing (iv) a Change of Control or (v) a QPO. During both the three and six months ended June 30, 2012, the Company recorded $20,000 of management fees pursuant to the Riverwood Support Services Agreement.

During each of the three month periods ended June 30, 2012 and 2011, the Company incurred no consulting fees for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital. During the six months ended June 30, 2012 and 2011, the Company incurred consulting fees of $101,000 and $0, respectively, for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital.

During the three month period ended June 30, 2012 and 2011, the Company incurred consulting fees of $19,000 and $70,000, respectively, for services provided by T&M Protection Resources, primarily for the facility in Monterrey, Mexico. T&M Protection Resources is a security company affiliated with Pegasus Capital. During the six months ended June 30, 2012 and 2011, the Company incurred consulting fees of $23,000 and $116,000, respectively, for services provided by T&M Protection Resources, primarily for the facility in Monterrey, Mexico.

During the three months ended June 30, 2012 and 2011, the Company incurred consulting fees of $44,000 and $174,000, respectively, for public relations and corporate communications services provided by MWW Group, which is owned by Michael Kempner, a former director of the Company. During the six months ended June 30, 2012 and 2011, the Company incurred consulting fees of $108,000 and $278,000, respectively, for services provided by MWW Group.

On February 24, 2012, April 12, 2012 and May 2, 2012, respectively, the Company issued 2,000, 1,000 and 2,000 Series G Preferred Units to Leon Wagner, a member of the board of directors, for total proceeds of $5.0 million.

On each of March 20, March 28, 2012 and May 18, 2012 the Company issued 2,000 Series G Preferred Units, respectively, to PCA Holdings for total proceeds of $6.0 million. On April 13, 2012, the Company issued 2,000 Series G Preferred Units to Holdings II for total proceeds of $2.0 million.

Note 11: Related Party Transactions

Effective June 23, 2010, the Company entered into a support services agreement with Pegasus Capital, pursuant to which the Company agreed to pay Pegasus Capital $750,000 as reimbursement for prior financial, strategic planning, monitoring and other related services previously provided by Pegasus Capital. In addition, the Company agreed to pay $187,500 for the next four calendar quarters and $125,000 for each of the four calendar quarters thereafter in exchange for these support services during such periods. Pegasus Capital is an affiliate of Pegasus IV and LSGC Holdings, which are the Company’s largest stockholders and beneficially owned approximately 84.1% of the Company’s common stock as of December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company recorded $625,000, $1.1 million and $0, respectively, of management fees pursuant to the Support Services Agreement.

During the year ended December 31, 2011, the Company incurred consulting fees of $369,000 for services provided by GYRO LLC, a marketing company affiliated with Pegasus Capital. No fees were paid to GYRO LLC during the years ended December 31, 2010 and 2009.

During the year ended December 31, 2011 the Company recorded $43,000 in interest expense related to the advance on Mr. Gibler’s life insurance from Holdings II. During the years ended December 31, 2011, 2010 and 2009, the Company recorded $0, $1.7 million and $4.7 million, respectively, in combined interest expense, guaranty fees and transaction fees related to the convertible note issued to Pegasus IV and Pegasus IV’s promissory notes and guaranty of the BMO line of credit.

During the years ended December 31, 2011, 2010 and 2009 the Company incurred consulting fees of $549,000, $379,000 and $0, respectively, for services provided by MWW Group, which is owned by Michael Kempner, a director of the Company.

In addition, the Company issued common stock and preferred stock (units) to related parties as discussed in notes 9 and 10.